Trade receivables (Tables)	6 Months Ended
Dec. 31, 2025
Trade receivables.
Schedule of trade receivables

	31 December	30 June	31 December
	2025	2025	2024
	£’000	£’000	£’000
Trade receivables	191,544	197,532	147,257
Less: provision for impairment of trade receivables	(20,653)	(20,385)	(11,898)
Net trade receivables	170,891	177,147	135,359
Less: non-current portion
Trade receivables	62,035	43,419	46,583
Current trade receivables	108,856	133,728	88,776